Name:  May Louie
Phone: 908-273-5085 x215
email: mlouie@seabridge.com

13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                   FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            SeaBridge Investment Advisors LLC
Address:         450 Springfield Avenue
                 Suite 301
                 Summit, NJ  07901
Form 13F File Number: 28-12671

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Susan E. Boyd
Title:        Managing Director
Phone:        908-273-5085 x209

Signature              City     State     and Date of Signing:
Susan E. Boyd          Summit,  NJ        8-11-2010
--------------------   ----------------   ---------------
Signature              City     State      Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:   245
Form 13F Information Table Value Total: $176,556 (thousands)
List of Other Included Managers:  NONE

13F Holdings Report
As of Date: 6/30/2010

						Market			SH/	Investment	Other	Voting Authority
Issuer			Class		Cusip		Value 000s	Shares	PRN	Discretion	Mgrs	Sole 	Shared	None

Berkshire Hathaway Inc 	CL A		084670108	120		100	SH	Sole		None	100	0	0
3M Co.			COM		88579Y101	2721		34445	SH	Sole		None	34445	0	0
AOL Inc.		COM		00184X105	0		2	SH	Sole		None	2	0	0
AT&T Inc.		COM		00206R102	2		79	SH	Sole		None	79	0	0
Abbott Laboratories	COM		002824100	122		2600	SH	Sole		None	2600	0	0
Actuant Corporation 	CLA New		00508X203	1716		91150	SH	Sole		None	91150	0	0
Agilent Technologies 	COM		00846U101	34		1186	SH	Sole		None	1186	0	0
Air Products&Chemicals	COM		009158106	2661		41055	SH	Sole		None	41055	0	0
Altria Group Inc	COM		02209S103	32		1600	SH	Sole		None	1600	0	0
AmBev Comp de Bebidas 	SpADR Pref	20441W203	1508		14925	SH	Sole		None	14925	0	0
American States Water 	COM		029899101	40		1200	SH	Sole		None	1200	0	0
American Tower Corp	CL A		029912201	1712		38467	SH	Sole		None	38467	0	0
Annaly Cap Mgmt		COM		035710409	963		56150	SH	Sole		None	56150	0	0
Ares Capital Corp	COM		04010L103	2048		163482	SH	Sole		None	163482	0	0
Ariba, Inc.		COM New		04033V203	0		6	SH	Sole		None	6	0	0
Arthur J. Gallagher&Co	COM		363576109	2267		92992	SH	Sole		None	92992	0	0
Ascent Media Corp	COM Ser A	043632108	0		4	SH	Sole		None	4	0	0
Automatic Data Processg	COM		053015103	2189		54380	SH	Sole		None	54380	0	0
Avnet Inc		COM		053807103	1529		63425	SH	Sole		None	63425	0	0
BHP Billiton Ltd	Spons  ADR	088606108	130		2100	SH	Sole		None	2100	0	0
Ball Corp		COM		058498106	206		3899	SH	Sole		None	3899	0	0
Banco Bradesco S.A.	SpADRPf New	059460303	42		2652	SH	Sole		None	2652	0	0
Banco Latinoamericano 	SHS E		P16994132	844		67575	SH	Sole		None	67575	0	0
Banco SantanderBrasil 	ADSRep1Ut	05967A107	1856		179650	SH	Sole		None	179650	0	0
Banco Santander Chile 	SpADRepCom	05965X109	67		1000	SH	Sole		None	1000	0	0
Bank of America Corp	COM		060505104	2020		140575	SH	Sole		None	140575	0	0
Baytex Energy Trust 	Trust Unit	073176109	2926		97700	SH	Sole		None	97700	0	0
BlackRock Kelso Capital COM 		092533108	784		79450	SH	Sole		None	79450	0	0
Boardwalk Pipeline Ptn	Ut LTD Partn	096627104	442		14700	SH	Sole		None	14700	0	0
Boeing			COM		097023105	397		6325	SH	Sole		None	6325	0	0
Brookfield Asset Mgmt	CLA LimVShrs	112585104	1883		83230	SH	Sole		None	83230	0	0
Bucyrus International	COM		118759109	3190		67221	SH	Sole		None	67221	0	0
C. R. Bard, Inc.	COM		067383109	12		150	SH	Sole		None	150	0	0
CVS Caremark Corp	COM		126650100	672		22915	SH	Sole		None	22915	0	0
California Water Svc	COM		130788102	33		920	SH	Sole		None	920	0	0
Canadian Naturl Res Ltd	COM		136385101	791		23810	SH	Sole		None	23810	0	0
Carnival Corp		PAIRED CTF	143658300	284		9375	SH	Sole		None	9375	0	0
Caterpillar Inc		COM		149123101	70		1164	SH	Sole		None	1164	0	0
Centurylink, Inc.	COM		156700106	0		4	SH	Sole		None	4	0	0
Chevron Corporation	COM		166764100	34		500	SH	Sole		None	500	0	0
Chimera Investment Corp	COM		16934Q109	1065		295100	SH	Sole		None	295100	0	0
China Biologic Products COM		16938C106	22		2000	SH	Sole		None	2000	0	0
China Mobile HK Ltd 	Spons ADR	16941M109	855		17300	SH	Sole		None	17300	0	0
Vale S A (CVRD)		ADR		91912E105	24		1000	SH	Sole		None	1000	0	0
Cisco Systems Inc	COM		17275R102	1708		80138	SH	Sole		None	80138	0	0
Citigroup Inc		COM		172967101	1173		311900	SH	Sole		None	311900	0	0
Coach, Inc.		COM		189754104	2125		58150	SH	Sole		None	58150	0	0
Coca-Cola Femsa SA	Sp ADR REP L	191241108	1962		31345	SH	Sole		None	31345	0	0
Cognizant Technology 	CL A		192446102	326		6520	SH	Sole		None	6520	0	0
Comp Brasileira deDist	SpADR PrClA	20440T201	1125		16180	SH	Sole		None	16180	0	0
Comp Cervecerias Unidas Sp ADR		204429104	356		8255	SH	Sole		None	8255	0	0
Compass Minerals Intl	COM		20451N101	2617		37240	SH	Sole		None	37240	0	0
ConocoPhillips 		COM		20825C104	23		464	SH	Sole		None	464	0	0
Costco Wholesale Corp	COM		22160K105	499		9105	SH	Sole		None	9105	0	0
Covidien PLC		SHS		G2554F105	446		11090	SH	Sole		None	11090	0	0
Credicorp Limited	COM		G2519Y108	574		6310	SH	Sole		None	6310	0	0
Crown Castle Intl Corp	COM		228227104	825		22135	SH	Sole		None	22135	0	0
Ctrip.com Intl Ltd	ADS 		22943F100	852		22675	SH	Sole		None	22675	0	0
Danaher Corp		COM		235851102	102		2760	SH	Sole		None	2760	0	0
Deere & Company		COM		244199105	2006		36025	SH	Sole		None	36025	0	0
Devon Energy Corp	COM		25179M103	83		1364	SH	Sole		None	1364	0	0
Discovery Comms		COM Ser A	25470F104	37		1045	SH	Sole		None	1045	0	0
Discovery Comms		COM Ser C	25470F302	1		45	SH	Sole		None	45	0	0
Dominion Resources Inc	COM		25746U109	23		600	SH	Sole		None	600	0	0
Duke Energy Corp	COM		26441C105	13		800	SH	Sole		None	800	0	0
EMC Corporation		COM		268648102	37		2000	SH	Sole		None	2000	0	0
EastGroup Properties	COM		277276101	21		600	SH	Sole		None	600	0	0
El Paso Corp		COM		28336L109	799		71950	SH	Sole		None	71950	0	0
Embotelladora Andina SA	ADR B		29081P303	954		42575	SH	Sole		None	42575	0	0
Emerson Electric Co.	COM		291011104	43		980	SH	Sole		None	980	0	0
Energy Transfer Equity	COM U LTD P	29273V100	1722		51025	SH	Sole		None	51025	0	0
Energy Transfer Ptrs	Ut LTD Ptn	29273R109	1377		29672	SH	Sole		None	29672	0	0
Enterprise GP Holdings 	Unit LT Int	293716106	569		12000	SH	Sole		None	12000	0	0
Enterprise Products Ptr	COM		293792107	1937		54763	SH	Sole		None	54763	0	0
Equity Residential 	SH Ben Int	29476L107	33		800	SH	Sole		None	800	0	0
Exxon Mobil Corp	COM		30231G102	2828		49547	SH	Sole		None	49547	0	0
FedEx Corp.		COM		31428X106	2002		28560	SH	Sole		None	28560	0	0
Fomento EconMexicano 	Sp ADR Units	344419106	1373		31825	SH	Sole		None	31825	0	0
Freeport-McMoRan 	COM		35671D857	3001		50745	SH	Sole		None	50745	0	0
General Electric 	COM		369604103	3		200	SH	Sole		None	200	0	0
Genuine Parts Co	COM		372460105	1997		50625	SH	Sole		None	50625	0	0
Goldman Sachs Gr Inc	COM		38141G104	161		1230	SH	Sole		None	1230	0	0
Google Inc. 		CL A		38259P508	1526		3429	SH	Sole		None	3429	0	0
H. J. Heinz Company	COM		423074103	134		3100	SH	Sole		None	3100	0	0
HDFC Bank Ltd		ADRReps3Sh	40415F101	233		1629	SH	Sole		None	1629	0	0
Halliburton Co		COM		406216101	27		1100	SH	Sole		None	1100	0	0
Hatteras Financial Corp COM		41902R103	941		33810	SH	Sole		None	33810	0	0
Henry Schein Inc	COM		806407102	2443		44490	SH	Sole		None	44490	0	0
Hewlett-Packard Co	COM		428236103	43		1000	SH	Sole		None	1000	0	0
Home Depot Inc		COM		437076102	11		386	SH	Sole		None	386	0	0
Hubbell Inc.		CL B		443510201	1023		25765	SH	Sole		None	25765	0	0
ICICI Bank Ltd.		ADR		45104G104	226		6260	SH	Sole		None	6260	0	0
ITT Corp		COM		450911102	1821		40543	SH	Sole		None	40543	0	0
Inergy LP		Unit LTD Ptn	456615103	42		1050	SH	Sole		None	1050	0	0
Infosys Technologies	Spons ADR	456788108	1428		23830	SH	Sole		None	23830	0	0
Int'l Bus Machines	COM		459200101	2489		20155	SH	Sole		None	20155	0	0
Intel Corp		COM		458140100	548		28200	SH	Sole		None	28200	0	0
Ishares TR		NASDQBioInd	464287556	5		64	SH	Sole		None	64	0	0
Itau Unibanco 		SpADRRepPfd	465562106	1927		107000	SH	Sole		None	107000	0	0
JP Morgan Chase & Co	COM		46625H100	285		7773	SH	Sole		None	7773	0	0
Johnson & Johnson	COM		478160104	17		290	SH	Sole		None	290	0	0
Kinder Morgan Energy 	Ut LTD Ptn	494550106	743		11427	SH	Sole		None	11427	0	0
Lexington Realty Trust	COM		529043101	7		1233	SH	Sole		None	1233	0	0
Liberty Media Corp. 	CapCom SerA	53071M302	2		45	SH	Sole		None	45	0	0
Liberty Media Corp. 	IntCom Ser A	53071M104	2		225	SH	Sole		None	225	0	0
Life Technologies Corp.	COM		53217V109	2789		59022	SH	Sole		None	59022	0	0
Linn Energy LLC		Unit Ltd Liab	536020100	223		8400	SH	Sole		None	8400	0	0
Magellan Midstream Ptr	COM Ut RPLP	559080106	1768		37819	SH	Sole		None	37819	0	0
McDonald's Corp		COM		580135101	84		1275	SH	Sole		None	1275	0	0
Medco Health Solutions 	COM		58405U102	284		5160	SH	Sole		None	5160	0	0
Medtronic, Inc. 	COM		585055106	7		200	SH	Sole		None	200	0	0
Merck & Co		COM		58933Y105	35		1000	SH	Sole		None	1000	0	0
MetLife Inc		COM		59156R108	30		800	SH	Sole		None	800	0	0
Mettler-Toledo Intl Inc	COM		592688105	2270		20335	SH	Sole		None	20335	0	0
Microsoft Corp		COM		594918104	1565		68013	SH	Sole		None	68013	0	0
Millicom Intl Cellular 	SHS New		L6388F110	89		1100	SH	Sole		None	1100	0	0
Mindray Medical Intl 	Sp ADR		602675100	881		28025	SH	Sole		None	28025	0	0
Mindspeed Technologies 	COM New		602682205	0		2	SH	Sole		None	2	0	0
Montpelier Re Holdings 	SHS		G62185106	1437		96250	SH	Sole		None	96250	0	0
Nalco Holding Co.	COM		62985Q101	1780		86978	SH	Sole		None	86978	0	0
NextEra Energy, Inc.	COM		65339F101	15		300	SH	Sole		None	300	0	0
Nicor Inc.		COM		654086107	420		10375	SH	Sole		None	10375	0	0
Och-Ziff Cap Mgmt Grp	Cl A		67551U105	276		21950	SH	Sole		None	21950	0	0
Oracle Corporation	COM		68389X105	1163		54200	SH	Sole		None	54200	0	0
PETsMART, Inc.		COM		716768106	2310		76560	SH	Sole		None	76560	0	0
PT Telekomunikasi Indon	SP ADR		715684106	679		19850	SH	Sole		None	19850	0	0
Paccar Inc		COM		693718108	89		2220	SH	Sole		None	2220	0	0
Pall Corp		COM		696429307	1915		55705	SH	Sole		None	55705	0	0
Pentair Inc		COM		709631105	1720		53415	SH	Sole		None	53415	0	0
Pepsico Inc		COM		713448108	756		12409	SH	Sole		None	12409	0	0
Petrochina Co Ltd. 	Spons ADR	71646E100	354		3225	SH	Sole		None	3225	0	0
Petroleo Brasileiro 	Spons ADR	71654V408	21		600	SH	Sole		None	600	0	0
Pfizer Inc		COM		717081103	364		25500	SH	Sole		None	25500	0	0
Plains All Amer Pipel	Unit LTD Ptn	726503105	2098		35733	SH	Sole		None	35733	0	0
Plains Explor&Prod Co 	COM		726505100	13		650	SH	Sole		None	650	0	0
Plum Creek Timber Co 	COM		729251108	2301		66630	SH	Sole		None	66630	0	0
Praxair Inc		COM		74005P104	2461		32390	SH	Sole		None	32390	0	0
ProShares TR II		UltShtEuro	74347W882	2772		110820	SH	Sole		None	110820	0	0
Procter & Gamble Co	COM		742718109	677		11280	SH	Sole		None	11280	0	0
Prudential Financial	COM		744320102	554		10332	SH	Sole		None	10332	0	0
RAE Systems Inc.	COM		75061P102	8		9925	SH	Sole		None	9925	0	0
RPM International, Inc.	COM		749685103	1601		89745	SH	Sole		None	89745	0	0
Red Hat, Inc.		COM		756577102	12		400	SH	Sole		None	400	0	0
RehabCare Group, Inc.	COM		759148109	22		1000	SH	Sole		None	1000	0	0
Republic Services Inc	COM		760759100	732		24625	SH	Sole		None	24625	0	0
Rogers Communications 	Cl B		775109200	545		16650	SH	Sole		None	16650	0	0
Roper Industries, Inc.	COM		776696106	56		1000	SH	Sole		None	1000	0	0
Royal Dutch Shell PLC 	Spons ADR A	780259206	433		8630	SH	Sole		None	8630	0	0
Royal Dutch Shell PLC 	Spons ADR B	780259107	12		258	SH	Sole		None	258	0	0
SPX Corporation		COM		784635104	1843		34905	SH	Sole		None	34905	0	0
Schlumberger N.V.	COM		806857108	194		3500	SH	Sole		None	3500	0	0
Seadrill Ltd.		SHS		G7945E105	1396		76390	SH	Sole		None	76390	0	0
Simpson Manufacturing 	COM		829073105	1706		69485	SH	Sole		None	69485	0	0
Skyworks Solutions	COM		83088M102	0		14	SH	Sole		None	14	0	0
Solar Capital Ltd	COM		83413U100	1002		52050	SH	Sole		None	52050	0	0
Spectra Energy Corp	COM		847560109	16		800	SH	Sole		None	800	0	0
Sprint Nextel Corp	COM Ser 1	852061100	0		70	SH	Sole		None	70	0	0
Supervalu Inc.		COM		868536103	467		43120	SH	Sole		None	43120	0	0
TelecommunicacoesDeSP	Sp ADR PFD	87929A102	19		950	SH	Sole		None	950	0	0
Teva Pharmaceutical 	ADR		881624209	345		6630	SH	Sole		None	6630	0	0
First of Long Island 	COM		320734106	13		500	SH	Sole		None	500	0	0
The New York Times Co	CL A		650111107	1894		218975	SH	Sole		None	218975	0	0
Sherwin-Williams Co	COM		824348106	3096		44745	SH	Sole		None	44745	0	0
The Walt Disney Co	COM		254687106	19		590	SH	Sole		None	590	0	0
Thermo Fisher Scientif	COM		883556102	3280		66873	SH	Sole		None	66873	0	0
Thompson Creek Metals	COM		884768102	743		85550	SH	Sole		None	85550	0	0
Time Warner Cable Inc.	COM		88732J207	0		7	SH	Sole		None	7	0	0
Time Warner, Inc.	COM		887317303	1		32	SH	Sole		None	32	0	0
Transwitch Corp		COM		894065309	0		125	SH	Sole		None	125	0	0
Unilever NV		NY SHS New	904784709	188		6876	SH	Sole		None	6876	0	0
United Technologies 	COM		913017109	87		1338	SH	Sole		None	1338	0	0
Urban Outfitters, Inc.	COM		917047102	1272		37000	SH	Sole		None	37000	0	0
Verigy Ltd.		SHS		Y93691106	0		5	SH	Sole		None	5	0	0
Visa Inc.		COM Cl A	92826C839	1390		19640	SH	Sole		None	19640	0	0
WPP PLC 		ADR		92933H101	721		15400	SH	Sole		None	15400	0	0
Wal-Mart Stores Inc	COM		931142103	22		464	SH	Sole		None	464	0	0
Western Union Co.	COM		959802109	1667		111825	SH	Sole		None	111825	0	0
Williams Companies, Inc	COM		969457100	1774		97064	SH	Sole		None	97064	0	0
Windstream Corp		COM		97381W104	3		319	SH	Sole		None	319	0	0
Aberdeen EmMkts Telecom COM		00301T102	5		285	SH	Sole		None	285	0	0
Asia Pacific Fund	COM		044901106	11		1200	SH	Sole		None	1200	0	0
Blackrock IntlGr&IncFd	Com BeneInt	092524107	29		3300	SH	Sole		None	3300	0	0
Calamos Cv&High IncFd	COM SHRS	12811P108	844		70300	SH	Sole		None	70300	0	0
Calamos Glob Tot Ret Fd	CMSH Bn Int	128118106	223		17000	SH	Sole		None	17000	0	0
Calamos Strat Tot RetFd	CMSH Bn Int	128125101	104		13500	SH	Sole		None	13500	0	0
Clough Glob Alloc Fd	COM Shs Ben	18913Y103	19		1400	SH	Sole		None	1400	0	0
Clough Global Opps Fd	SH Ben Int	18914E106	1129		99060	SH	Sole		None	99060	0	0
H&Q Healthcare Fd	SH Ben Int	404052102	120		10950	SH	Sole		None	10950	0	0
H&Q Life Sciences Invs	SH Ben Int	404053100	5		574	SH	Sole		None	574	0	0
KayneAnderson EnTotRet	COM		48660P104	1797		74900	SH	Sole		None	74900	0	0
Korea Equity Fd Inc	COM		50063B104	281		30900	SH	Sole		None	30900	0	0
Latin Amer Discovery Fd	COM		51828C106	53		3530	SH	Sole		None	3530	0	0
Market Vectors ETF TR	GoldMin ETF	57060U100	3602		69320	SH	Sole		None	69320	0	0
Market Vectors ETF TR	JrGoldMinETF	57060U589	105		3850	SH	Sole		None	3850	0	0
Nuveen MultStratIncGro2	COM SHRS	67073D102	1066		137000	SH	Sole		None	137000	0	0
Nuveen MultStratIncGro	COM		67073B106	30		4100	SH	Sole		None	4100	0	0
PowerShares Glb ETF 	AGG PfdPtf	73936T565	443		32650	SH	Sole		None	32650	0	0
Powershares ETF Trust	Dyn Lrg Cap	73935X609	159		12425	SH	Sole		None	12425	0	0
SPDR Series Trust	DJWS LgGr	78464A409	153		3375	SH	Sole		None	3375	0	0
Singapore Fund Inc	COM		82929L109	82		6500	SH	Sole		None	6500	0	0
Taiwan Fd Inc Com	COM		874036106	179		13650	SH	Sole		None	13650	0	0
Templeton Dragon Fd 	COM		88018T101	68		2775	SH	Sole		None	2775	0	0
IShares Inc.		MSCI S Korea 	464286772	335		7500	SH	Sole		None	7500	0	0
IShares TR		MSCI Taiwan 	464286731	265		23700	SH	Sole		None	23700	0	0
IShares TR		DJ O&G Exp	464288851	51		1070	SH	Sole		None	1070	0	0
Aberdeen AsiaPac IncFd	COM		003009107	1562		258253	SH	Sole		None	258253	0	0
AdventClaymore CvSecInc COM		00764C109	1106		70050	SH	Sole		None	70050	0	0
BlackRock MuniYdQualFd	COM		09254F100	320		22150	SH	Sole		None	22150	0	0
Blackrock CredAllInc Tr	COM		092508100	344		28800	SH	Sole		None	28800	0	0
Blackrock GlobFlRtIncTr COM		091941104	12		850	SH	Sole		None	850	0	0
Blackrock Income Tr Inc	COM		09247F100	22		3300	SH	Sole		None	3300	0	0
Calamos GlobDynIncFd	COM 		12811L107	621		91710	SH	Sole		None	91710	0	0
CurrencyShares AusDolTr	Aus Doll	23129U101	1003		11885	SH	Sole		None	11885	0	0
Eaton Vance FlRatInc Tr	COM		278279104	327		22600	SH	Sole		None	22600	0	0
Eaton Vance LtDur IncFd	COM		27828H105	1448		90500	SH	Sole		None	90500	0	0
Eaton Vance SrFltgRatTR	COM		27828Q105	13		900	SH	Sole		None	900	0	0
Eaton Vance Sr IncTr	Sh Ben Int	27826S103	1212		182850	SH	Sole		None	182850	0	0
FirstTrustFIDAC MtIncFd	COM SHRS	33734E103	66		3600	SH	Sole		None	3600	0	0
Flaherty&CrmClaymPfSec	COM SHRS	338478100	646		41300	SH	Sole		None	41300	0	0
FranklinTempletonLDurIn	COM		35472T101	914		74700	SH	Sole		None	74700	0	0
AdventClayGlbConvSecInc ComBenInt	007639107	197		23550	SH	Sole		None	23550	0	0
MFS Charter Income Tr	Sh Ben Int	552727109	362		39450	SH	Sole		None	39450	0	0
MFS Interm IncTrust	SH BEN INT	55273C107	1197		176100	SH	Sole		None	176100	0	0
MorganStanley EmMkDebt	COM		61744H105	173		17400	SH	Sole		None	17400	0	0
Nuveen DivAdvMunFd	COM		67066V101	10		700	SH	Sole		None	700	0	0
Nuveen DivAdvMunFd3	COMShBenInt	67070X101	22		1500	SH	Sole		None	1500	0	0
Nuveen Fltg Rt Inc Fund	COM		67072T108	335		31000	SH	Sole		None	31000	0	0
Nuveen Fltg Rt Inc Opp 	COM Shs		6706EN100	194		17100	SH	Sole		None	17100	0	0
Nuveen MultCurrSTGovInc	COM		67090N109	409		30400	SH	Sole		None	30400	0	0
Nuveen PerfPlusMuniFd	COM		67062P108	21		1400	SH	Sole		None	1400	0	0
Nuveen Premier MunIncFd	COM		670988104	27		2000	SH	Sole		None	2000	0	0
Nuveen PremIncMuni 2	COM		67063W102	11		800	SH	Sole		None	800	0	0
Nuveen PremIncMuni 4	COM		6706K4105	7		500	SH	Sole		None	500	0	0
Nuveen QualIncMuniFd	COM		670977107	20		1400	SH	Sole		None	1400	0	0
Templeton Em Mkt Inc	COM		880192109	57		3950	SH	Sole		None	3950	0	0
Vanguard Bd Index Fnd 	StTermBd	921937827	286		3530	SH	Sole		None	3530	0	0
Western Asset EmMktDebt COM		95766A101	60		3456	SH	Sole		None	3456	0	0
Western AssetMunPtn Fd	COM		95766P108	50		3550	SH	Sole		None	3550	0	0
iShares TR		Barc 1-3yr Cr	464288646	902		8685	SH	Sole		None	8685	0	0
iShares TR		Barc 1-3 Yr	464287457	204		2425	SH	Sole		None	2425	0	0
iShares TR		Barc Int. Cr	464288638	155		1475	SH	Sole		None	1475	0	0
Rydex ETF TR		Healthcare	78355W841	49		925	SH	Sole		None	925	0	0
Wireless HOLDRs Tr	Dep Rcpt	97653L208	80		2200	SH	Sole		None	2200	0	0
iShares TR		DJMed		464288810	103		1930	SH	Sole		None	1930	0	0
iShares TR		DJHealthCare	464288828	98		2140	SH	Sole		None	2140	0	0